Unaudited Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 60,314	$ 62,485
Accounts receivable, net	198,571	259,144
Fuel and natural gas in storage	27,745	30,804
Supplies and consumables inventory	81,275	60,295
Regulatory assets	43,558	50,213
Prepaid expenses	35,624	29,003
Derivative instruments	13,902	13,483
Other assets	5,448	7,764
Assets, current, total	466,437	513,191
Property, plant and equipment, net	7,142,863	7,231,664
Intangible assets, net	51,723	47,616
Goodwill	1,024,793	1,031,696
Regulatory assets	710,083	509,674
Long-term investments
Investments carried at fair value	1,417,524	1,294,147
Other long-term investments	227,871	121,968
Derivative instruments	58,729	72,221
Deferred income taxes	29,220	30,585
Other assets	58,785	58,708
Assets	11,188,028	10,911,470
Current liabilities:
Accounts payable	92,984	150,336
Accrued liabilities	207,395	307,952
Dividends payable	83,291	73,945
Regulatory liabilities	31,720	41,683
Long-term debt	221,827	225,013
Other long-term liabilities	56,944	57,939
Derivative instruments	46,650	5,898
Other liabilities	8,159	9,300
Liabilities, current, total	748,970	872,066
Long-term debt	3,932,949	3,706,855
Regulatory liabilities	577,106	556,379
Deferred income taxes	515,915	491,538
Derivative instruments	72,951	78,766
Pension and other post-employment benefits obligation	221,961	224,094
Other long-term liabilities	262,989	243,401
Liabilities	6,332,841	6,173,099
Redeemable non-controlling interests
Redeemable non-controlling interest, held by related party	306,150	305,863
Redeemable non-controlling interests	25,708	25,913
Redeemable non-controlling interests, total	331,858	331,776
Equity:
Preferred shares	184,299	184,299
Common shares	4,181,365	4,017,044
Additional paid-in capital	51,834	50,579
Deficit	(323,404)	(367,107)
Accumulated other comprehensive loss (AOCI)	(54,026)	(9,761)
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	4,040,068	3,875,054
Non-controlling interests	422,070	457,834
Non-controlling interest, held by related party	61,191	73,707
Non-controlling interests	483,261	531,541
Total equity	4,523,329	4,406,595
Commitments and contingencies
Liabilities and equity, total	$ 11,188,028	$ 10,911,470